Cover	Sep. 26, 2024
Document Information Line Items
Entity Registrant Name	CORNER GROWTH ACQUISITION CORP.
Entity Central Index Key	0001829953
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 26, 2024
Entity Ex Transition Period	false
Entity File Number	001-39814
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1563902
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6183
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	650
Local Phone Number	543-8180
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units Each Consisting Of One Class A Ordinary Share Dollar0.0001 Par Value And Onethird Of One Redeemable Warrant Member
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	COOLU
Class A Ordinary Shares included as part of the units
Document Information Line Items
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	COOL
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Document Information Line Items
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	COOLW